Investment Portfolio	as of January 31, 2020 (Unaudited)

DWS Global Macro Fund

		Shares	Value ($)
Common Stocks 49.1%
Austria 0.1%
Lenzing AG		3,053	242,484
Verbund AG		945	49,898
(Cost $341,311)			292,382
Belgium 0.0%
bpost SA (Cost $133,105)		8,908	88,563
China 1.5%
Alibaba Group Holding Ltd. (ADR)*		7,803	1,612,022
Tencent Holdings Ltd.		25,100	1,191,330
(Cost $2,699,946)			2,803,352
France 6.2%
Airbus SE		6,407	943,384
AXA SA		99,970	2,658,838
Bureau Veritas SA		12,950	356,314
Capgemini SE		4,047	502,116
Cie de Saint-Gobain		25,739	972,776
EssilorLuxottica SA		3,238	480,174
LVMH Moet Hennessy Louis Vuitton SE		3,876	1,690,867
Sanofi		15,702	1,508,614
TOTAL SA		36,152	1,767,015
Veolia Environnement SA		32,293	952,916
(Cost $11,918,926)			11,833,014
Germany 11.1%
Allianz SE (Registered)		4,055	969,452
BASF SE		15,539	1,048,610
Bayer AG (Registered)		26,707	2,156,136
Deutsche Post AG (Registered)		8,000	279,294
Deutsche Telekom AG (Registered)		93,742	1,517,992
E.ON SE		239,925	2,718,334
Evonik Industries AG		58,252	1,593,305
Fresenius SE & Co. KGaA		25,091	1,281,704
Infineon Technologies AG		120,000	2,585,381
Merck KGaA		3,189	408,189
SAP SE		6,976	907,712
Vonovia SE		100,483	5,737,567
(Cost $20,811,965)			21,203,676
Japan 1.1%
Panasonic Corp.		161,800	1,612,187
Secom Co., Ltd.		5,000	443,151
(Cost $2,005,089)			2,055,338
Korea 0.2%
Samsung Electronics Co., Ltd. (Cost $351,103)		8,000	373,973
Netherlands 2.4%
ING Groep NV		129,503	1,404,715
Koninklijke Ahold Delhaize NV		38,562	946,224
Royal Dutch Shell PLC "A"		85,279	2,237,307
(Cost $5,011,104)			4,588,246
Russia 0.6%
Sberbank of Russia PJSC (ADR) (Cost $984,741)		67,484	1,075,830
Singapore 0.1%
Singapore Exchange Ltd. (Cost $126,948)		20,000	126,668
Spain 0.3%
Banco Santander SA (Cost $719,961)		164,615	645,752
Switzerland 2.7%
Nestle SA (Registered)		13,000	1,432,497
Novartis AG (Registered)		6,108	575,965
Roche Holding AG (Genusschein)		6,888	2,311,792
TE Connectivity Ltd.(a)		9,750	898,755
(Cost $3,845,156)			5,219,009
Taiwan 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $2,719,650)		264,000	2,727,357
United Kingdom 3.7%
Compass Group PLC		40,470	999,930
Reckitt Benckiser Group PLC		19,115	1,583,218
Smith & Nephew PLC		40,651	974,633
Vodafone Group PLC		1,759,985	3,458,970
(Cost $6,874,964)			7,016,751
United States 17.7%
AbbVie, Inc.		33,847	2,742,284
Allergan PLC		5,676	1,059,369
Alphabet, Inc. "A"*		3,881	5,560,619
American Express Co.		15,583	2,023,764
Amgen, Inc.		735	158,797
AT&T, Inc.		81,608	3,070,093
Booking Holdings, Inc.*		724	1,325,318
Cisco Systems, Inc.		33,421	1,536,363
CVS Health Corp.		22,654	1,536,394
Johnson & Johnson		37,627	5,601,531
MasterCard, Inc. "A"		3,335	1,053,660
Microsoft Corp.		22,808	3,882,606
Pfizer, Inc.		42,648	1,588,212
Walt Disney Co.		19,234	2,660,255
(Cost $32,367,304)			33,799,265
Total Common Stocks (Cost $90,911,273)			93,849,176
Preferred Stocks 1.2%
Germany
Volkswagen AG (Cost $2,673,349)		13,000	2,329,862
		Principal Amount ($) (b)	Value ($)
Bonds 36.6%
France 1.4%
BNP Paribas SA, REG S, 3-month EURIBOR + 0.850%, 0.452% **, 9/22/2022	EUR	357,000	401,287
CMA CGM SA:
REG S, 5.25%, 1/15/2025		1,200,000	1,041,398
REG S, 6.5%, 7/15/2022		1,000,000	981,331
REG S, 7.75%, 1/15/2021		250,000	262,931
(Cost $2,784,102)			2,686,947
Germany 1.6%
Hapag-Lloyd AG, REG S, 5.125%, 7/15/2024	EUR	500,000	579,099
Kreditanstalt fuer Wiederaufbau, 1.0%, 10/12/2021	NOK	23,400,000	2,521,301
(Cost $3,178,422)			3,100,400
Ireland 0.4%
GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020 (Cost $808,744)		810,000	812,735
Netherlands 0.9%
Petrobras Global Finance BV:
5.375%, 1/27/2021		823,000	846,875
8.375%, 5/23/2021 (c)		812,000	875,823
(Cost $1,707,022)			1,722,698
Norway 2.3%
Norway Government Bond:
REG S, 3.75%, 5/25/2021		23,000,000	2,579,345
Series 475, 2.0%, 5/24/2023		16,800,000	1,869,749
(Cost $4,552,730)			4,449,094
Oman 0.4%
Oman Government International Bond, REG S, 5.625%, 1/17/2028 (Cost $705,403)		700,000	724,147
Russia 1.7%
Russian Federal Bond - OFZ:
7.0%, 8/16/2023	RUB	100,000,000	1,631,343
7.6%, 4/14/2021	RUB	100,000,000	1,605,005
(Cost $3,260,162)			3,236,348
Turkey 1.9%
Republic of Turkey:
3.25%, 6/14/2025		200,000	228,043
4.35%, 11/12/2021		1,000,000	1,174,483
5.125%, 5/18/2020		208,000	233,280
5.125%, 3/25/2022		200,000	207,500
5.625%, 3/30/2021		208,000	214,240
6.25%, 9/26/2022		200,000	213,500
7.0%, 6/5/2020		1,300,000	1,317,875
7.375%, 2/5/2025		80,000	90,394
(Cost $3,581,781)			3,679,315
United States 26.0%
AbbVie, Inc.:
144A, 2.95%, 11/21/2026		3,000,000	3,098,606
144A, 3.2%, 11/21/2029		1,000,000	1,038,485
Anheuser-Busch InBev Worldwide, Inc., 4.0%, 4/13/2028		170,000	190,482
Arconic, Inc., 5.125%, 10/1/2024		1,500,000	1,619,655
Coty, Inc.:
144A, 6.5%, 4/15/2026 (c)		900,000	938,250
REG S, 4.0%, 4/15/2023		1,000,000	1,131,264
DISH DBS Corp., 7.75%, 7/1/2026		40,000	42,000
Netflix, Inc.:
4.625%, 5/15/2029		185,000	228,580
6.375%, 5/15/2029		100,000	116,750
Sprint Communications, Inc., 7.0%, 8/15/2020		800,000	814,160
Sprint Corp., 7.25%, 9/15/2021		800,000	839,000
T-Mobile U.S.A., Inc.:
6.0%, 3/1/2023		1,000,000	1,018,280
6.375%, 3/1/2025		800,000	825,752
The Goldman Sachs Group, Inc., REG S, 3-month EURIBOR + 1.000%, 0.614% **, 7/27/2021	EUR	352,000	394,914
Transocean, Inc., 6.5%, 11/15/2020		79,000	80,185
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.033%, 1.569% **, 4/30/2020		8,000,000	8,000,319
3-month U.S. Treasury Bill Money Market Yield plus 0.043%, 1.579% **, 7/31/2020		4,000,000	3,999,465
U.S. Treasury Notes:
1.375%, 9/30/2020		1,000,000	998,711
1.5%, 9/30/2021		4,000,000	4,007,344
1.625%, 12/31/2021		4,000,000	4,020,937
1.75%, 10/31/2020		1,000,000	1,001,289
2.375%, 5/15/2029		12,000,000	12,898,594
2.75%, 4/30/2023		650,000	679,605
2.875%, 10/31/2020		466,000	470,423
VeriSign, Inc., 5.25%, 4/1/2025		300,000	330,300
Verizon Communications, Inc., 2.625%, 8/15/2026		800,000	828,791
(Cost $49,057,768)			49,612,141
Total Bonds (Cost $69,636,134)			70,023,825
Convertible Bonds 0.9%
Mexico 0.5%
America Movil SAB de CV, REG S, 0.00%, 5/28/2020* (Cost $889,141)	EUR	800,000	885,359
United States 0.4%
Twitter, Inc., 1.0%, 9/15/2021 (Cost $862,828)		883,000	862,404
Total Convertible Bonds (Cost $1,751,969)			1,747,763
		Shares	Value ($)
Exchange-Traded Funds 1.9%
iShares Floating Rate Bond ETF		60,000	3,064,200
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF		5,423	496,421
Total Exchange-Traded Funds (Cost $3,550,452)			3,560,621
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.49% (d) (e) (Cost $417,365)		417,365	417,365
Cash Equivalents 7.2%
DWS Central Cash Management Government Fund, 1.59% (d) (Cost $13,688,854)		13,688,854	13,688,854
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $182,629,396)		97.1	185,617,466
Other Assets and Liabilities, Net		2.9	5,563,472
Net Assets		100.0	191,180,938

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2020 are as follows:

Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2020	Value ($) at 1/31/2020
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.49% (d) (e)
125,775	291,590 (f)	—	—	—	368	—	417,365	417,365
Cash Equivalents 7.2%
DWS Central Cash Management Government Fund, 1.59% (d)
3,541,267	67,926,500	57,778,913	—	—	82,261	—	13,688,854	13,688,854
3,667,042	68,218,090	57,778,913	—	—	82,629	—	14,106,219	14,106,219

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a) Listed on the New York Stock Exchange.
(b) Principal amount stated in U.S. dollars unless otherwise noted.
(c) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2020 amounted to $400,189, which is 0.2% of net assets.
(d) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
EURIBOR: Euro Interbank Offered Rate
OFZ: Obigatyi Federal novo Zaima (Federal Loan Obligations)
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At January 31, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Mini-DAX Index	EUR	3/20/2020	17	6,292,036	6,124,670	167,366
NASDAQ 100 E-Mini Index	USD	3/20/2020	27	4,732,398	4,858,785	(126,387)
S&P 500 E-Mini Index	USD	3/20/2020	82	13,141,900	13,218,400	(76,500)
Total net unrealized depreciation						(35,521)

As of January 31, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	978,307	KRW	1,152,748,938	2/28/2020	(10,661)	Citigroup, Inc.
EUR	41,775,142	USD	46,055,507	2/28/2020	(352,036)	Royal Bank of Canada
GBP	13,268,570	USD	17,286,667	2/28/2020	(247,111)	Royal Bank of Canada
Total unrealized depreciation					(609,808)

Currency Abbreviations
EUR	Euro
GBP	British Pound
KRW	South Korean Won
NOK	Norwegian Krone
RUB	Russian Ruble
USD	United States Dollar

At January 31, 2020 the DWS Global Macro Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stocks, Corporate Bonds and Convertible Bonds
Health Care	27,652,149	23%
Communication Services	24,133,885	20%
Information Technology	14,584,673	12%
Financials	13,035,256	11%
Consumer Discretionary	9,570,186	8%
Industrials	7,567,896	7%
Energy	5,807,205	5%
Real Estate	5,737,567	5%
Consumer Staples	5,090,671	4%
Utilities	3,721,148	3%
Materials	2,884,399	2%
Total	119,785,035	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$292,382	$—	$292,382
Belgium	—	88,563	—	88,563
China	1,612,022	1,191,330	—	2,803,352
France	—	11,833,014	—	11,833,014
Germany	—	21,203,676	—	21,203,676
Japan	—	2,055,338	—	2,055,338
Korea	—	373,973	—	373,973
Netherlands	—	4,588,246	—	4,588,246
Russia	1,075,830	—	—	1,075,830
Singapore	—	126,668	—	126,668
Spain	—	645,752	—	645,752
Switzerland	898,755	4,320,254	—	5,219,009
Taiwan	—	2,727,357	—	2,727,357
United Kingdom	—	7,016,751	—	7,016,751
United States	33,799,265	—	—	33,799,265
Preferred Stocks	—	2,329,862	—	2,329,862
Corporate Bonds	—	70,023,825	—	70,023,825
Convertible Bonds	—	1,747,763	—	1,747,763
Exchange-Traded Funds	3,560,621	—	—	3,560,621
Short-Term Investments (g)	14,106,219	—	—	14,106,219
Derivatives (h)
Futures Contracts	$167,366	$—	$—	$167,366
Total	$55,220,078	$130,564,754	$—	$185,784,832
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(202,887)	$—	$—	$(202,887)
Forward Foreign Currency Contracts	—	(609,808)	—	(609,808)
Total	$(202,887)	$(609,808)	$—	$(812,695)

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ (609,808)
Interest Rate Contracts	$ (35,521)